CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Gathering services and related fees									$ 337,819	$ 267,478	$ 216,352
Natural gas, NGLs and condensate sales									42,079	97,094	88,185
Other revenues									20,659	22,597	21,623
Total revenues	$ 112,414	$ 115,201	$ 86,855	$ 86,087	$ 114,252	$ 94,152	$ 93,063	$ 85,702	400,557	387,169	326,160
Costs and expenses:
Cost of natural gas and NGLs									31,398	72,415	68,037
Operation and maintenance									94,986	94,869	78,175
General and administrative									45,108	43,281	36,716
Transaction costs									1,342	2,985	2,841
Depreciation and amortization									105,117	90,878	71,232
Environmental remediation									21,800	5,000	0
Loss on asset sales, net									(172)	442	113
Long-lived asset impairment	1,600	$ 7,700			5,500				9,305	5,505	0
Goodwill impairment	$ 248,900				$ 54,200				248,851	54,199	0
Total costs and expenses									557,735	369,574	257,114
Other income									2	1,189	5
Interest expense									(59,092)	(48,586)	(21,314)
(Loss) income before income taxes									(216,268)	(29,802)	47,737
Income tax expense									603	(854)	(729)
Loss from equity method investees									(6,563)	(16,712)	0
Equity in loss of consolidated subsidiaries									0	0	0
Net (loss) income									(222,228)	(47,368)	47,008
Co-Issuers
Revenues:
Gathering services and related fees									0	0	0
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									0	0	0
General and administrative									0	0	0
Transaction costs									0	0	0
Depreciation and amortization									0	0	0
Environmental remediation									0	0
Loss on asset sales, net									0	0	0
Long-lived asset impairment									0	0
Goodwill impairment									0	0
Total costs and expenses									0	0	0
Other income									0	0	0
Interest expense									(48,598)	(40,169)	(19,173)
(Loss) income before income taxes									(48,598)	(40,169)	(19,173)
Income tax expense									0	0	0
Loss from equity method investees									0	0
Equity in loss of consolidated subsidiaries									(161,796)	6,471	71,612
Net (loss) income									(210,394)	(33,698)	52,439
Guarantor subsidiaries
Revenues:
Gathering services and related fees									310,830	255,211	213,979
Natural gas, NGLs and condensate sales									42,079	97,094	88,185
Other revenues									18,411	20,398	21,522
Total revenues									371,320	372,703	323,686
Costs and expenses:
Cost of natural gas and NGLs									31,398	72,415	68,037
Operation and maintenance									87,286	88,927	77,122
General and administrative									37,926	40,447	33,970
Transaction costs									0	0	0
Depreciation and amortization									95,586	86,762	70,122
Environmental remediation									0	0
Loss on asset sales, net									(172)	442	(113)
Long-lived asset impairment									9,305	5,505
Goodwill impairment									248,851	54,199
Total costs and expenses									510,180	348,697	249,364
Other income									0	1,189	0
Interest expense									0	0	0
(Loss) income before income taxes									(138,860)	25,195	74,322
Income tax expense									0	826	(729)
Loss from equity method investees									0	0
Equity in loss of consolidated subsidiaries									0	0	0
Net (loss) income									(138,860)	26,021	73,593
Non-guarantor subsidiaries
Revenues:
Gathering services and related fees									26,989	12,267	2,373
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									2,248	2,199	101
Total revenues									29,237	14,466	2,474
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									7,700	5,942	1,053
General and administrative									7,182	2,834	2,746
Transaction costs									0	0	0
Depreciation and amortization									8,928	3,528	656
Environmental remediation									21,800	5,000
Loss on asset sales, net									0	0	0
Long-lived asset impairment									0	0
Goodwill impairment									0	0
Total costs and expenses									45,610	17,304	4,455
Other income									0	0	0
Interest expense									0	0	0
(Loss) income before income taxes									(16,373)	(2,838)	(1,981)
Income tax expense									0	0	0
Loss from equity method investees									(6,563)	(16,712)
Equity in loss of consolidated subsidiaries									0	0	0
Net (loss) income									(22,936)	(19,550)	(1,981)
SMLP
Revenues:
Gathering services and related fees									0	0	0
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									0	0	0
General and administrative									0	0	0
Transaction costs									1,342	2,985	2,841
Depreciation and amortization									603	588	454
Environmental remediation									0	0
Loss on asset sales, net									0	0	0
Long-lived asset impairment									0	0
Goodwill impairment									0	0
Total costs and expenses									1,945	3,573	3,295
Other income									2	0	5
Interest expense									(10,494)	(8,417)	(2,141)
(Loss) income before income taxes									(12,437)	(11,990)	(5,431)
Income tax expense									603	(1,680)	0
Loss from equity method investees									0	0
Equity in loss of consolidated subsidiaries									(210,394)	(33,698)	52,439
Net (loss) income									(222,228)	(47,368)	47,008
Consolidating adjustments
Revenues:
Gathering services and related fees									0	0	0
Natural gas, NGLs and condensate sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Costs and expenses:
Cost of natural gas and NGLs									0	0	0
Operation and maintenance									0	0	0
General and administrative									0	0	0
Transaction costs									0	0
Depreciation and amortization									0	0	0
Environmental remediation									0	0
Loss on asset sales, net									0	0	0
Long-lived asset impairment									0	0
Goodwill impairment									0	0
Total costs and expenses									0	0	0
Other income									0	0	0
Interest expense									0	0	0
(Loss) income before income taxes									0	0	0
Income tax expense									0	0	0
Loss from equity method investees									0	0
Equity in loss of consolidated subsidiaries									372,190	27,227	(124,051)
Net (loss) income									$ 372,190	$ 27,227	$ (124,051)